ACQUISITION OF MORNING STAR	12 Months Ended
Dec. 31, 2025
ACQUISITION OF MORNING STAR
ACQUISITION OF MORNING STAR

4.ACQUISITION OF MORNING STAR

On August 22, 2023, the Company closed acquisition 100% equity interest of Morning Star at the cost of issuance of 3,703 Class A Ordinary Shares (given the 2023 Share Consolidation, 2024 Share Consolidation and 2025 Share consolidation). The fair value of the share consideration was $49,100 by reference to the closing price on August 22, 2023.

The Company has allocated the purchase price of Morning Star based upon the fair value of the identifiable assets acquired and liabilities assumed on the acquisition date. The Company estimated the fair values of the assets acquired and liabilities assumed at the acquisition date in accordance with the business combination standard issued by FASB. The Company used carrying amount of assets and liabilities as fair value, which approximate the fair value, and used income approach to estimate the fair value of intangible assets which was primarily comprised technologies. Management of the Company is responsible for determining the fair value of assets acquired, liabilities assumed and intangible assets identified as of the acquisition date and considered a number of factors including valuations from an independent appraiser firm. Acquisition-related costs incurred for the acquisitions are not material and have been expensed as incurred in other operating expenses.

The following table summarizes the estimated fair values of the identifiable assets acquired at the acquisition date, which represents the net purchase price allocation at the date of the acquisition of Morning Star based on a valuation performed by an independent valuation firm engaged by the Company and translated the fair value from RMB to USD using the exchange rate on August 22, 2023 at the rate of USD 1.00 to RMB 7.2930. The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on August 22, 2023.

August 22,
2023
Net tangible assets	$420
Technologies (1)	13,972
Goodwill	38,201
Deferred tax liabilities	(3,493)
Total purchase consideration	$49,100
(1)	The following is a reconciliation of the fair value of major classes of assets acquired and liabilities assumed which comprised of net tangible assets on August 22, 2023.
(2)	The technologies are primarily related to design and manufacture of electric vehicles. The useful lives of these technologies of 6.3 years.